Inventories - Schedule of Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Inventories - Schedule Of Inventories
Raw materials and supplies	€ 1,064	€ 1,098
Unfinished products	284	320
Finished products and goods	3,140	1,759
Inventories	€ 4,488	€ 3,177